SCHEDULE OF CONVERTIBLE NOTES (Details) - Convertible Notes Payable [Member]	Sep. 30, 2025
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Risk-Free Rate	0.68
Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Risk-Free Rate	0.21
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-Free Rate	0.1178